Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 25,038
2017-2 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	60
TMCL VII Series 2018-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	$ 2,888